Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Future Minimum Lease Payments, Operating Leases
2023		$ 40,499
2024		32,521
2025		26,869
2026		22,317
2027		19,528
Thereafter (year five)		89,050
Minimum lease payments		230,784
Less: imputed interest		(30,152)
Present value of minimum lease payments		200,632
Less: current portion of operating lease liabilities	$ (34,078)	(35,170)	$ (38,017)
Long-term portion of operating lease liabilities	169,051	165,462	129,628
Future Minimum Lease Payments, Finance Leases
2023		2,906
2024		2,905
2025		2,905
2026		2,320
2027		898
Minimum lease payments		11,934
Less: imputed interest, finance leases		(470)
Present value of minimum lease payments, finance leases	$ 10,791	$ 11,464	$ 10,519
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Long Term Debt Current, Long Term Debt Noncurrent	Long Term Debt Current, Long Term Debt Noncurrent
Less: current portion of finance lease liabilities		$ (2,695)
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Long Term Debt Current
Long-term portion of finance lease liabilities		$ 8,769
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Long Term Debt Noncurrent